Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash Flows from Operating Activities
Net income		€ 1,471,894		€ 1,387,174		€ 1,196,640
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	356,928		296,884		254,644
Impairment		3,466		2,287		10,528
Loss on disposal of property, plant and equipment	[2]	5,233		1,630		3,502
Share-based payments		47,701		59,070		63,380
Allowance for doubtful receivables		3,161	[3]	3,870	[3]	133
Allowance for obsolete inventory		73,035		211,801		162,821
Deferred income taxes		(580)		45,349		(59,050)
Changes in assets and liabilities:
Accounts receivable		187,427		243,097		(164,850)
Finance receivables		(156,140)		(145,278)		51,132
Inventories	[2],[4]	(43,662)		(87,777)		(293,404)
Other assets		(152,905)		(146,272)		(112,424)
Accrued and other liabilities		(273,930)		235,446		36,524
Accounts payable		50,917		(77,090)		(136,192)
Current income taxes		93,361		(4,611)		11,822
Net cash provided by operating activities		1,665,906		2,025,580		1,025,206
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[4]	(316,338)		(371,770)		(358,280)
Purchase of intangible assets		(8,384)		(1,108)		(2,952)
Purchase of short-term investments		(2,520,000)		(950,000)		(504,756)
Maturity of short-term investments		2,320,000		334,864		849,776
Cash from (used for) derivative financial instruments		(15,034)		(171,899)		0
Payments for (Proceeds from) Other Investing Activities		(7,427)		0		0
Acquisition of subsidiaries (net of cash acquired)		(2,641,295)		0		0
Net cash used in investing activities		(3,188,478)		(1,159,913)		(16,212)
Cash Flows from Financing Activities
Dividend paid		(445,865)		(302,310)		(267,962)
Purchase of treasury shares		(400,000)		(564,887)		(700,000)
Net proceeds from issuance of shares	[5]	582,742		33,230		39,679
Net proceeds from issuance of notes	[5]	2,230,619		0		0
Repayment of debt		(4,739)		(3,639)		(4,128)
Tax benefit (deficit) from share-based payments		882		3,660		3,972
Net cash from (used in) financing activities		1,963,639		(833,946)		(928,439)
Net cash flows		441,067		31,721		80,555
Effect of changes in exchange rates on cash		7,084		7,509		8,238
Net increase in cash and cash equivalents		448,151		39,230		88,793
Cash and cash equivalents at beginning of the year		2,458,717		2,419,487		2,330,694
Cash and cash equivalents at end of the year		2,906,868		2,458,717		2,419,487
Supplemental Disclosures of Cash Flow Information:
Interest and other paid		(55,688)		(43,710)		(42,439)
Income taxes paid		€ (115,856)		€ (126,908)		€ (124,325)

[1]	In 2016, depreciation and amortization includes EUR 290.8 million of depreciation of property, plant and equipment (2015: EUR 243.0 million, 2014: EUR 209.5 million), EUR 63.5 million of amortization of intangible assets (2015: EUR 51.2 million, 2014: EUR 43.9 million) and EUR 2.6 million of amortization of underwriting commissions and discount related to the bonds and credit facility (2015: EUR 2.7 million, 2014: EUR 1.2 million)
[2]	In 2016, an amount of EUR 22.8 million (2015: EUR 72.7 million, 2014: EUR 30.7 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12
[3]	The addition for the year is recorded in cost of sales.
[4]	In 2016, an amount of EUR 21.6 million (2015: EUR 91.0 million, 2014: EUR 95.5 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12.
[5]	Net proceeds from issuance of shares includes an amount of EUR 536.6 million which is included in the consideration transfered for the acquisition of HMI. For further details see Note 2.